DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Cash and Cash Equivalents (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [Abstract]
Cash and banks	$ 1,123,051	$ 9,174,577
UT Cash and banks	2,758	235
Time deposits	0	938,544
Mutual funds in Argentine Pesos	1,029,644	3,302,476
Interest-bearing accounts	7,609,748	12,167,206
UT Mutual funds	0	22,099
Total	$ 9,765,201	$ 25,605,137	$ 6,025,226	$ 4,415,596